Basis of Presentation and Significant Accounting Policies - Per Share Net Loss from Continuing Operations and Net (Loss)/Income Attributable to Common Stockholders (Detail) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net loss from continuing operations	$ (466,556)	$ (2,379,000)	$ (774,579)	$ (1,035,000)	$ (1,319,000)	$ (1,076,000)	$ (759,000)	$ (681,000)	$ (712,000)	$ (2,184,989)	$ (3,128,846)	$ (5,508,400)	$ (3,227,824)
Net (loss)/income attributable to stockholders	$ (770,930)	$ (2,049,000)	$ (640,078)	$ (978,000)	$ 2,762,000	$ (612,000)	$ (254,000)	$ (269,000)	$ (369,000)	$ 6,796,522	$ 1,143,442	$ (905,477)	$ (1,504,139)
Denominator:
Basic net loss per share from continuing operations	$ (0.03)	$ (0.16)	$ (0.05)	$ (0.07)	$ (0.09)	$ (0.08)	$ (0.05)	$ (0.05)	$ (0.05)	$ (0.15)	$ (0.22)	$ (0.38)	$ (0.23)
Diluted net loss per share from continuing operations	$ (0.03)	$ (0.16)	$ (0.05)	$ (0.07)	$ (0.09)	$ (0.08)	$ (0.05)	$ (0.05)	$ (0.05)	$ (0.15)	$ (0.22)	$ (0.38)	$ (0.23)
Basic weighted average common shares outstanding	15,016,429		14,441,707							14,821,619	14,285,829
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock awards	0		0							0	0
Convertible preferred stock	0		0							0	0
Preferred stock dividends	0		0							0	0
Diluted weighted average common shares outstanding	15,016,429		14,441,707							17,185,369	16,593,102
Basic net income per share attributable to common stockholders (in dollars per share)	$ (0.05)	$ (0.14)	$ (0.04)	$ (0.07)	$ 0.20	$ (0.04)	$ (0.02)	$ (0.02)	$ (0.03)	$ 0.46	$ 0.08	$ (0.06)	$ (0.11)
Diluted net income per share attributable to common stockholders (in dollars per share)	$ (0.05)	$ (0.14)	$ (0.04)	$ (0.07)	$ 0.20	$ (0.04)	$ (0.02)	$ (0.02)	$ (0.03)	$ 0.46	$ 0.08	$ (0.06)	$ (0.11)
Continuing Operations
Denominator:
Basic weighted average common shares outstanding	15,016,429		14,441,707							14,821,619	14,285,829
Diluted weighted average common shares outstanding	15,016,429		14,441,707							14,821,619	14,285,829
Outstanding Stock Options
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	4,448,259		5,322,656							3,005,297	4,095,725
Outstanding Stock Options | Continuing Operations
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	4,448,259		5,322,656							4,086,208	5,322,686
Convertible preferred stock
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	1,321,514		1,321,514							1,321,514	1,321,514
Convertible preferred stock | Continuing Operations
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	1,321,514		1,321,514							1,321,514	1,321,514
Preferred stock
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	373,994		274,879							354,171	255,056
Preferred stock | Continuing Operations
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	373,994		274,879							354,171	255,056
Restricted Stock
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	330,160		261,257							290,394	219,759
Restricted Stock | Continuing Operations
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	330,160		261,257							290,394	219,759
Carillion Warrants
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	366,000		366,000							366,000	366,000
Carillion Warrants | Continuing Operations
Denominator:
Antidilutive securities excluded from computation of earnings per share (in shares)	366,000		366,000							366,000	366,000